Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio
October 31, 2019
unaudited
Bonds, notes & other debt instruments 94.39% Alabama 0.98%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$4,000	$4,083
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	3,305	3,488
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2021	1,250	1,299
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2022	1,650	1,751
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2023	1,750	1,895
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	12,620	13,376
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-B, 5.00% 2026	2,500	3,101
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	2,250	2,324
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,000	3,580
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,000	1,216
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	2,000	2,452
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2021	2,065	2,146
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2023	1,125	1,229
City of Pell, Special Care Facs. Fncg. Auth., Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2020	1,140	1,185
		43,125
Alaska 0.31%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	10,020	10,944
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	2,515	2,635
		13,579
Arizona 0.38%
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,589
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2024	1,000	1,175
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2027	1,125	1,389
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2028	1,175	1,470
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2031	1,050	1,295
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2025	400	469
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2026	500	597
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2027	400	487
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	2,000	2,335
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,000	2,448
Board of Regents of the University of Arizona, Rev. Ref. Certs. of Part., Series 2012-C, 5.00% 2020	3,180	3,249
		16,503
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.67% 2044 (put 2022)[1]	1,000	1,014
Limited Term Tax-Exempt Bond Fund of America — Page 1 of 39

unaudited
Bonds, notes & other debt instruments (continued) California 4.61%	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2045 (put 2023)[1]	$11,500	$11,708
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2047 (put 2023)[1]	3,500	3,563
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.22% 2045 (put 2024)[1]	2,500	2,569
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.82% 2034 (put 2021)[1]	10,480	10,542
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	975	1,041
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2025	750	905
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2026	750	928
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	600	759
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,163
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	573
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	5,000	4,597
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	3,850	3,463
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2020	6,100	6,236
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2026	1,000	1,164
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	5,500	6,110
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-A, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2037 (put 2020)[1]	3,140	3,140
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.32% 2037 (put 2022)[1]	5,500	5,597
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,875	2,213
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	803
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,110
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,590	4,209
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2025	1,015	1,206
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2026	1,965	2,387
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2027	1,250	1,508
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2024	4,860	5,625
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,500	1,748
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,009
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	475
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	739
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	4,000	4,579
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2029	855	1,081
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,030
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	2,500	2,580
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,137
Limited Term Tax-Exempt Bond Fund of America — Page 2 of 39

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2023	$2,190	$2,491
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,040	2,457
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,810	2,209
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	4,275	4,711
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	2,996
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008, 0% 2027	1,960	1,725
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 2026	3,485	3,021
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Series 2012, AMT, 5.00% 2021	1,700	1,772
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	1,002
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	484
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	2,250	2,638
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,035	1,209
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,785
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2024	5,900	6,815
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2025	5,000	5,928
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-H, AMT, 5.00% 2025	6,000	7,113
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,094
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-A, National insured, 0% 2027	1,500	1,318
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2023	4,455	4,187
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	3,400	3,421
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	1,250	1,299
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	1,065	1,167
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	3,054
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	5,400	5,433
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,700	12,738
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,300	1,326
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,075
Sweetwater Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2004-C, Assured Guaranty Municipal insured, 0% 2023	3,965	3,745
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	1,915	1,917
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	1,820	2,306
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	7,000	7,700
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	770	775
		202,408
Limited Term Tax-Exempt Bond Fund of America — Page 3 of 39

unaudited
Bonds, notes & other debt instruments (continued) Colorado 3.39%	Principal amount (000)	Value (000)
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 3.625% 2021	$1,883	$1,915
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 3.50% 2021	1,000	1,014
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2025	3,505	3,929
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2026	4,050	4,565
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,250	1,586
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	3,000	3,945
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	18,241
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	12,249
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,121
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,989
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,634
City and County of Denver, Dept. of Aviation (Denver International Airport), Rev. Bonds, Series 2016-B, (1-month USD-LIBOR x 0.70 + 0.86%) 2.282% 2031 (put 2020)[1]	4,250	4,251
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,585
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,254
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,562
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,090
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,448
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 1997-B, National insured, 0% 2020	1,050	1,039
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.246% 2039 (put 2021)[1]	1,100	1,110
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 4.00% 2020 (escrowed to maturity)	300	305
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2021 (escrowed to maturity)	1,200	1,271
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022 (escrowed to maturity)	1,500	1,644
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,500	1,749
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2025 (escrowed to maturity)	3,000	3,593
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2025 (escrowed to maturity)	1,000	1,195
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2026 (escrowed to maturity)	615	752
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2029	1,750	2,181
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	3,455	4,138
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	3,000	3,424
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	5,500	6,616
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	1,800	1,864
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	1,000
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2021	1,765	1,890
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2026	3,000	3,634
Limited Term Tax-Exempt Bond Fund of America — Page 4 of 39

unaudited
Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2027	$3,990	$4,936
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	2,955	3,180
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	6,210	6,800
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,875	14,106
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,000	1,029
		148,834
Connecticut 1.77%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,905
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,724
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)[3]	1,385	1,386
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	8,905	9,022
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[3]	10,475	10,735
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 5.00% 2025	1,000	1,175
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	615	646
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,265	2,391
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,780	1,853
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	7,865	8,219
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	2,690	2,805
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,470	1,567
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	4,425	4,719
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	2,395	2,559
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,660	2,851
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	7,580	8,259
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	8,895	9,710
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	250	253
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	4,380	4,537
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,365	1,426
		77,742
District of Columbia 0.82%
G.O. Bonds, Series 2019-A, 5.00% 2026	5,000	6,224
G.O. Rev. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,047
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 2027	1,500	1,800
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Providence Place Apartments Project), Series 2019-B, 1.25% 2023 (put 2022)	1,700	1,694
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	1,765	1,898
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,099
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,185
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2026	5,000	6,108
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,750	1,991
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	2,000	2,338
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	4,900	6,179
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	1,250	1,569
		36,132
Florida 5.33%
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	16,260	17,247
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-C, 5.00% 2031	11,515	14,903
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2027	5,080	6,386
Limited Term Tax-Exempt Bond Fund of America — Page 5 of 39

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	$1,100	$1,227
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2026	2,500	3,025
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,000	5,508
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	2,295	2,296
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.00% 2021	1,065	1,071
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.125% 2022	1,160	1,171
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,510
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	4,597
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	1,000	1,059
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2023	400	449
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2024	500	577
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2025	330	390
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2026	350	412
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2027	240	282
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2028	445	520
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.125% 2020	1,270	1,308
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	1,000	1,189
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	1,000	1,212
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	500	617
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	4,000	4,655
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	8,000	9,536
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,700	3,963
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jubilee Courtyards Apartments), Series 2019, 1.45% 2022 (put 2021)	1,250	1,251
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	2,235	2,304
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	850	894
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	760	802
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	11,250	12,095
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,350	16,879
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Azure Estates), Series 2019-J, 1.45% 2023 (put 2022)	9,160	9,169
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pembroke Tower Apartments), Series 2019-G, 1.55% 2021 (put 2021)	1,310	1,313
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2019	1,650	1,652
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,071
County of Miami-Dade, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,329
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,415
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014, AMT, 5.00% 2023	945	1,069
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2027	1,325	1,535
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	1,910
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2025	4,870	5,616
Limited Term Tax-Exempt Bond Fund of America — Page 6 of 39

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	$7,530	$8,646
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	2,300	2,708
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	2,450	2,747
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	2,485	2,500
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	6,000	6,207
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,560	1,599
Orlando-Orange Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,025
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2022	1,715	1,842
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Rev. Bonds, Series 2019-B, 1.25% 2022 (put 2021)	1,000	997
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,640
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2026	2,000	2,444
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2020	2,000	2,059
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	1,250	1,332
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2025	1,545	1,847
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2026	1,000	1,218
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2027	1,250	1,548
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2020[2]	1,000	1,012
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	2,000	2,091
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2022[2]	2,000	2,156
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2023[2]	1,000	1,106
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2021	500	528
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	565
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	372
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2021	935	939
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2023	970	976
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2024	995	1,000
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2025	1,010	1,012
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	10,800	11,285
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	4,000	4,940
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	5,180	5,510
		234,265
Limited Term Tax-Exempt Bond Fund of America — Page 7 of 39

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Bonds, notes & other debt instruments (continued) Georgia 2.81%	Principal amount (000)	Value (000)
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2019	$1,200	$1,203
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2020	1,100	1,141
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2021	1,250	1,339
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2022	1,000	1,102
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2023	1,270	1,409
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2024	2,460	2,799
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2025	2,620	3,059
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2023	2,310	2,562
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2025	2,895	3,380
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.75% 2029	7,000	9,675
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	4,400	4,601
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	7,680	7,775
G.O. Bonds, Series 2011-C, 5.00% 2021	630	670
G.O. Bonds, Series 2011-C, 5.00% 2022 (preref. 2021)	1,340	1,426
G.O. Bonds, Series 2013-D, 5.00% 2021	2,430	2,547
G.O. Bonds, Series 2013-H, 5.00% 2021	1,730	1,868
G.O. Bonds, Series 2019-A, 5.00% 2028	21,000	27,209
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	515	535
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	925	966
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,063
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,221
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	820	861
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2025	1,000	1,163
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2027	1,000	1,205
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	880	1,079
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	885	1,079
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 2029	2,000	2,455
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	11,490	11,968
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022	1,050	1,144
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2024	2,500	2,901
Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Ref. Bonds, Series 2017-B, 5.00% 2020	3,000	3,066
		123,471
Guam 0.12%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	3,385	3,535
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	500	578
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2026	965	1,145
		5,258
Hawaii 0.89%
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	760	791
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	40	42
G.O. Bonds, Series 2011-DZ, 5.00% 2024 (preref. 2021)	3,535	3,816
G.O. Bonds, Series 2011-DZ, 5.00% 2026 (preref. 2021)	6,325	6,827
G.O. Bonds, Series 2011-DZ, 5.00% 2027 (preref. 2021)	3,745	4,042
G.O. Bonds, Series 2011-DZ, 5.00% 2028 (preref. 2021)	2,770	2,990
G.O. Bonds, Series 2011-DZ, 5.00% 2030 (preref. 2021)	2,140	2,310
G.O. Rev. Ref. Bonds, Series 2011-EA, 5.00% 2019	1,000	1,003
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.31%) 1.43% 2024 (put 2020)[1]	2,500	2,500
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Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2017-H, (SIFMA Municipal Swap Index + 0.32%) 1.44% 2026 (put 2020)[1]	$5,000	$5,000
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2028	2,580	3,077
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 5.00% 2028	4,315	5,533
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,121
		39,052
Idaho 0.08%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2025	1,500	1,790
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,850
		3,640
Illinois 10.83%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,019
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,611
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,223
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	4,880
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	12,865
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,957
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	900	1,003
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,106
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2024	8,975	10,197
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	500	592
City of Chicago, G.O. Rev. Ref. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2020	5,100	5,126
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,480	2,725
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,900	2,126
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	2,270	2,585
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,153
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,281
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	4,000	4,819
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2029	1,500	1,857
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	6,642
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,526
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2020	1,000	1,006
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,223
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), Series 2011, Assured Guaranty insured, 5.00% 2022	1,400	1,480
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2021	850	883
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	760	815
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2022	1,100	1,180
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,585
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	1,500	1,700
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	1,000	1,157
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,165	1,373
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,189
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,544
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	$5,225	$6,252
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,080
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	846
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,010	1,142
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,055
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	1,935	2,314
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	6,800	8,446
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	2,060	2,115
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,120
County of Cook, G.O. Rev. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,503
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2019	1,000	1,001
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,096
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	3,400	4,099
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,830
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,020	3,025
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	399
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019 (escrowed to maturity)	2,185	2,185
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	5,115	5,799
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,258
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,211
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,789
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,477
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	508
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	215
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	617
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,202
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2025	5,530	6,568
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	5,917
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,306
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,200
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,399
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	800	813
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,177
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.772% 2036 (put 2021)[1]	2,275	2,280
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,454
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,731
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,646
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,126
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,065	1,294
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,709
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,813
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,683
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,072
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,215
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,431
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	3,000	3,022
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,148
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	851
Limited Term Tax-Exempt Bond Fund of America — Page 10 of 39

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	$1,165	$1,383
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,755
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	2,225	2,236
G.O. Bonds, Series 2013, 5.00% 2022	1,250	1,341
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,709
G.O. Bonds, Series 2017-B, 5.00% 2019	37,620	37,620
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,000	9,257
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,000	21,139
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,142
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,066
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	2,705	2,843
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	5,170	5,459
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	7,950	8,627
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2050 (put 2025)[1]	3,625	3,651
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,910	2,037
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	2,015	2,178
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	6,400	7,062
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 2049	1,985	2,178
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	2,967
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	4,345	4,702
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	3,905	4,038
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2026	2,230	2,390
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,000	1,071
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	665	761
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,159
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,404
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	3,066
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,552
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	6,669
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,015	1,077
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	12,925	13,787
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	4,800	5,388
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2024	5,000	5,765
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2025	5,000	5,917
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2027	3,000	3,558
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,900	3,174
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	2,500	3,067
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	3,080	3,793
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,260	1,359
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	4,375	5,010
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,152
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,680	1,973
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2026	4,000	4,806
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	$1,500	$1,834
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	2,000	2,490
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	2,700	3,067
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2020	624	626
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.375% 2022	554	559
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 2023	1,105	1,126
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	991	1,003
		475,860
Indiana 1.45%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,024
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	4,000	4,453
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2023	2,825	3,244
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,487
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	1,500	1,723
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2024	1,000	1,180
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2021	1,940	2,049
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	1,940	2,117
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2021 (escrowed to maturity)	60	63
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022 (escrowed to maturity)	60	65
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2025	1,200	1,446
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2026	1,365	1,678
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2027	700	877
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2026	500	586
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2027	500	585
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2028	500	583
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2023	2,000	2,245
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2026	250	306
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2027	2,250	2,809
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2025	3,630	3,642
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	1,660	1,721
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	1,360	1,423
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	2,000	2,204
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2014-D, AMT, 5.00% 2022	2,000	2,152
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2025	2,870	3,351
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2026	6,550	7,823
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	1,500	1,574
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2008-D, 2.05% 2025 (put 2021)	1,200	1,210
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 2025	$2,000	$2,131
County of Warrick, Multi Family Housing Rev. Bonds (Newburgh Assisted Living Project), Series 2019, 1.625% 2022 (put 2021)	4,250	4,265
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,290	3,594
		63,610
Iowa 0.17%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	4,225	4,709
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	430	442
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,010	2,145
		7,296
Kansas 0.11%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,095	1,097
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020 (preref. 2019)	55	55
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2027	1,315	1,617
City of Wichita, Hospital Facs. Rev. Ref. and Improvement Bonds (Christi Health, Inc.), Series 2011-A, 5.00% 2020 (escrowed to maturity)	2,170	2,254
		5,023
Kentucky 0.23%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	3,000	3,499
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B, 2.70% 2039 (put 2021)	1,500	1,533
Property and Buildings Commission, Project No. 122, Commonwealth Rev. Ref. Bonds, Series 2020-C, 5.00% 2021	4,850	5,089
		10,121
Louisiana 1.52%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2025	1,600	1,852
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2029	1,000	1,197
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,000	1,097
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,366
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,400	6,438
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	6,185
G.O. Bonds, Series 2011-A, 5.00% 2029 (preref. 2020)	7,290	7,520
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,037
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2019-A-1, 4.50% 2049	5,925	6,589
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	2,600	3,259
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,298
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,178
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2028	900	1,058
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2021	445	468
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	195	205
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	175	192
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	$255	$291
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	135	158
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	240	294
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	5,430	5,531
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	5,915	6,224
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	7,846
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,160	2,411
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	2,015	2,019
		66,713
Maine 0.34%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	3,495	3,623
Housing Auth., Mortgage Purchase Bonds, Series 2016-C, 3.50% 2046	910	950
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	4,110	4,520
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	3,375	3,682
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	320	330
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	595	615
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,005	1,043
		14,763
Maryland 1.32%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	430	442
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	95	100
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	6,885	7,597
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	2,550	2,752
Econ. Dev. Corp., Rev. Ref. Bonds (Constellation Energy Group, Inc. Project), Series 2006-B, 2.55% 2025 (put 2020)	2,365	2,382
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,082
G.O. Bonds, State and Local Facs. Loan of 2015, Series 2017-A-1, 5.00% 2022	5,905	6,439
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Series 2017-C-1, 5.00% 2020	1,000	1,029
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	5,000	5,888
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	4,500	4,949
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	2,905	3,114
Dept. of Transportation, Consolidated Transportation Bonds, Series 2013, 5.00% 2024 (preref. 2021)	5,650	5,929
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	8,246
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	7,565	7,927
		57,876
Limited Term Tax-Exempt Bond Fund of America — Page 14 of 39

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Bonds, notes & other debt instruments (continued) Massachusetts 2.56%	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	$1,205	$1,246
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,607
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,218
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,858
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,510
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,612
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	2,980
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,218
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	1,855	1,949
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,327
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,916
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,881
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,304
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,505
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,386
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,384
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,778
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2021	575	610
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2022	400	438
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2023	425	479
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2024	350	406
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,486
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,020	1,086
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2012-J, AMT, 5.00% 2020	3,635	3,722
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2022	3,000	3,227
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2023	3,000	3,317
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2025	3,000	3,487
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	3,590	3,732
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,601
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	3,640	3,798
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,091
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	2,500	2,804
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	5,225	5,378
Housing Fin. Agcy., Construction Loan Notes, Series 2017-B, 2.05% 2021	3,000	3,001
Housing Fin. Agcy., Multi Family Conduit Rev. Bonds (Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	2,070	2,105
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	485	503
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,160	1,221
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	1,400	1,458
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	9,270	9,947
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 2007, 4.00% 2049	1,375	1,505
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	400	416
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	1,875	1,968
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	4,230	4,515
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	324
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	5,000	5,935
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	2,510	3,048
		112,287
Michigan 3.48%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2023	3,000	3,386
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2004-A, Assured Guaranty Municipal Insured, 5.25% 2020	150	154
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	2,500	2,767
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	$5,000	$5,492
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,378
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	6,970	7,142
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,750	2,067
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2020	1,750	1,807
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,650	1,757
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2022	515	568
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	500	567
County of Genesee, Water Supply System G.O. Limited Tax Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	850	977
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	4,185	5,067
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,417
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,411
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2024	1,000	1,179
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2025	1,000	1,211
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2026	1,000	1,237
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,002
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-F-2, 1.90% 2047 (put 2021)	1,850	1,868
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2015, 5.00% 2025	4,000	4,661
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	5,095	6,214
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.964% 2038 (put 2020)[1]	2,000	2,006
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	700	778
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	850	891
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	710	751
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,480	16,270
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,845	3,008
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,300	4,644
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,590	18,177
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	12,910	14,252
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2031	2,460	3,127
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,455
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 2049 (put 2024)	4,290	4,276
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,003
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,197
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	10,240	10,980
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,003
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,570
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	$2,500	$2,984
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,188
		152,889
Minnesota 1.64%
City of Brooklyn Center, Multi Family Housing Dev. Bonds (Unity Place Project), Series 2019, 1.95% 2021 (put 2020)	1,350	1,354
G.O. Bonds, Series 2017-A, 5.00% 2020	1,050	1,087
G.O. Bonds, Series 2017-B, 5.00% 2023	2,870	3,294
G.O. Bonds, Series 2018-A, 5.00% 2032	3,735	4,762
G.O. Bonds, Trunk Highway Bonds, Series 2019-B, 5.00% 2020	2,980	3,065
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	8,794	8,842
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	115	117
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	435	443
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	160	169
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,640	1,733
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	3,105	3,252
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	2,800	2,937
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	560	584
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	930	983
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	4,915	5,287
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	2,860	3,096
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	12,960	14,238
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B 4.25% 2049	4,700	5,190
City of Minneapolis, Housing and Redev. Auth., Health Care System Rev. Bonds (Allina Health System), Series 2009-A-2, 5.50% 2024 (preref. 2019)	1,000	1,001
City of Minneapolis, Metropolitan Airports Commission, Airport Rev. and Rev. Ref. Bonds, Series 2019-B, AMT, 5.00% 2021	5,000	5,213
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2028 (preref. 2021)	1,180	1,273
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2021	3,640	3,930
		71,850
Mississippi 0.34%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,245	1,456
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,250
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2020	1,750	1,761
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2024	1,000	1,172
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	2,925	3,498
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 2046	2,075	2,204
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	3,105	3,387
		14,728
Missouri 0.56%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,803
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	3,290	3,448
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	5,998	6,254
Limited Term Tax-Exempt Bond Fund of America — Page 17 of 39

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 2047	$6,533	$6,815
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	1,680	1,844
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	1,965	2,172
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	2,280	2,433
		24,769
Montana 0.15%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	545	566
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,445	1,514
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	4,155	4,574
		6,654
Nebraska 0.99%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	11,850	11,883
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,155	1,368
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	450	459
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	50	51
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	840	886
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	2,260	2,369
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	4,545	4,726
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,605	2,747
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,525	2,596
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	4,705	4,964
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	2,020	2,180
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	3,680	3,990
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	4,965	5,400
		43,619
Nevada 1.68%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,460	2,978
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2024	2,500	2,894
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	3,045	3,742
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	4,000	4,916
Clark County School Dist., Limited Tax Various Purpose G.O. Bonds, Series 2016-F, 5.00% 2026	2,470	2,990
County of Clark, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	2,005	2,017
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-C, AMT, 5.00% 2021	3,500	3,711
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2020	12,320	12,620
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,046
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2021	1,035	1,097
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2022	2,810	3,073
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2023	1,000	1,109
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,500	2,762
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	890	890
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.375% 2022	1,035	1,052
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2023	1,085	1,111
Limited Term Tax-Exempt Bond Fund of America — Page 18 of 39

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2022	$955	$963
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 2024	550	559
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 2025	580	597
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2049	2,000	2,195
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,185	2,569
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,425
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.125% 2020	1,680	1,695
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,205	1,206
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,559
		73,776
New Hampshire 0.14%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	1,250	1,450
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,485
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,514
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,502
		5,951
New Jersey 3.09%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,119
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,150
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,203
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2024	1,500	1,707
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2025	1,000	1,157
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2026	1,000	1,175
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2024	2,990	3,402
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,000	9,252
Econ. Dev. Auth., Transportation Project Sublease Rev. Ref. Bonds (New Jersey Transit Corp. Projects), Series 2017-B, 5.00% 2026	4,800	5,675
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,375	1,677
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,240
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2025	3,000	3,517
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,885	3,443
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2024	2,460	2,864
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,606
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,250	1,532
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,625
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,197
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2026	900	1,103
Limited Term Tax-Exempt Bond Fund of America — Page 19 of 39

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2027	$1,150	$1,439
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1-A, AMT, 5.00% 2021	4,000	4,292
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	1,000	1,003
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2026	1,905	2,239
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1-A, 5.25% 2019	1,000	1,003
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,507
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	2,815	2,841
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	4,175	4,184
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	8,815	9,774
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	7,000	7,873
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	1,500	1,551
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2022	5,200	5,720
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2023	1,500	1,650
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,500	2,746
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	2,440	2,650
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	3,000	3,589
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2027	3,140	3,822
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2028	3,000	3,709
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	3,450	4,242
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2020	4,000	4,125
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,000	3,536
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.50% 2021	4,070	4,409
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2015-AA, 5.00% 2023	1,000	1,116
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-5, (1-month USD-LIBOR x 0.70 + 0.46%) 1.882% 2028 (put 2021)[1]	10,000	10,010
		135,674
New Mexico 0.46%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	480	480
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2011, 1.875% 2029 (put 2020)	3,000	3,002
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	3,140	3,298
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	1,430	1,525
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	7,115	7,845
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	3,810	4,173
		20,323
New York 6.74%
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2024	2,500	2,946
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2017-F, 5.00% 2025	750	908
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2025	5,000	5,968
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	4,415	4,801
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	11,236
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,263
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	10,000	12,813
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,237
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-A, AMT, 2.375% 2027 (put 2020)	3,000	3,010
Limited Term Tax-Exempt Bond Fund of America — Page 20 of 39

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.00% 2020	$4,780	$4,873
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2020	2,770	2,824
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,769
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	5,000	5,022
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.172% 2033 (put 2023)[1]	7,700	7,751
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	2,320	2,324
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,723
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,373
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,875
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.57% 2044 (put 2022)[1]	7,750	7,736
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,716
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.70% 2039 (put 2020)[1]	5,500	5,501
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 2.081% 2032 (put 2021)[1]	1,400	1,408
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	150	156
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	2,525	2,675
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	6,965	7,317
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	3,670	3,846
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	5,900	6,225
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	2,415	2,576
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	16,605	18,151
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	160	163
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,290	1,343
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	2,400	2,559
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,708
New York City G.O. Bonds, Fiscal 2014, Series 2014-I-1, 5.00% 2021	1,445	1,518
New York City G.O. Bonds, Fiscal 2015, Series 2014-A, 5.00% 2025	3,000	3,507
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,177
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	3,500	4,311
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,312
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	5,000	6,158
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2022	1,140	1,265
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	6,250	6,278
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	5,150	5,353
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	3,500	3,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,200	1,302
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2012-E, 5.00% 2021	3,000	3,229
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2025	2,420	2,895
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	5,959
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series 2003-B, 5.00% 2022	1,750	1,833
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2003-A-1, 5.00% 2022	1,305	1,405
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,479
Limited Term Tax-Exempt Bond Fund of America — Page 21 of 39

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	$2,500	$2,536
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2023	2,195	2,435
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	4,942
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,174
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	5,681
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	1,170	1,183
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2020	2,500	2,513
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	1,250	1,299
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	2,000	2,140
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	1,045	1,149
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2025	10,000	11,537
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-1, 5.00% 2020	5,525	5,603
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-A-2, 5.00% 2020	7,290	7,393
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	6,725	7,577
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2020	1,000	1,014
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,730
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,000	2,394
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	4,510	5,488
		296,078
North Carolina 1.67%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	13,835	14,677
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	4,415	4,488
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2021	2,355	2,462
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	14,110	14,380
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 2023	6,370	7,153
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	990	1,086
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	3,100	3,389
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,165	3,288
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	2,625	2,810
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	2,730	2,949
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.761% 2041 (put 2022)[1]	4,850	4,850
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2011, 5.00% 2036 (preref. 2036)	1,420	1,497
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020 (put 2020)[3]	10,500	10,503
		73,532
North Dakota 0.56%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2023 (preref. 2021)	1,435	1,523
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	5,440	5,737
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	610	628
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	375	392
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	515	539
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	395	413
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	4,545	4,796
Limited Term Tax-Exempt Bond Fund of America — Page 22 of 39

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Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	$1,075	$1,141
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	5,815	6,242
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	920	991
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	2,155	2,374
		24,776
Ohio 3.11%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	9,425	10,266
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,592
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	2,300	2,320
City of Cleveland, Airport System Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,850	2,179
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,561
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,345	2,446
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	1,075	1,234
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2025	950	1,083
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2026	1,000	1,162
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2027	1,500	1,772
G.O. Bonds, Higher Education Bonds, Series 2014-A, 5.00% 2021	1,000	1,057
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2014-R, 5.00% 2022	4,500	4,929
G.O. Highway Capital Improvements Bonds (Full Faith and Credit/Highway User Receipts), Series 2016-S, 5.00% 2024	6,090	7,113
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2021	1,000	1,067
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	1,645	1,935
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,408
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,056
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Neilan Park Apartments Program), Series 2019, 1.75% 2022 (put 2021)	1,210	1,217
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	4,285	4,564
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	3,390	3,578
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,005	8,601
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	6,620	7,364
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-B, AMT, 4.50% 2047	2,055	2,224
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	95	96
Kent State University, Rev. General Receipts Bonds, Series 2016, 4.00% 2024	5,000	5,568
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	1,360	1,559
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,295	1,452
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,108
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	850	992
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	582
Limited Term Tax-Exempt Bond Fund of America — Page 23 of 39

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	$9,000	$10,694
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 1998-A, National insured, 5.50% 2026	6,500	8,000
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	3,400	4,031
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2024	1,550	1,811
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds, Series 2019, 5.00% 2029	14,000	18,397
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 3.25% 2022	3,500	3,658
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Notes, Series 2017-B, (SIFMA Municipal Swap Index + 0.22%) 1.34% 2020[1]	2,000	2,000
		136,676
Oklahoma 0.03%
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2021	1,355	1,429
Oregon 0.38%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	680	700
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2015-A, 3.50% 2036	3,100	3,234
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	655	694
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	5,865	6,292
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	1,835	2,012
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,580	2,888
Port of Portland, Portland International Airport Rev. Bonds, Series 2010-20-C, AMT, 5.00% 2021	1,000	1,025
		16,845
Pennsylvania 5.05%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,104
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,099
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2024	2,300	2,680
County of Chester, G.O. Bonds, Series 2011, 5.00% 2032 (preref. 2021)	2,505	2,700
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 2029	1,000	1,307
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,400
Delaware River Port Auth., Rev. Ref. Bonds (Port Dist. Project), Series 2012, 5.00% 2021	3,180	3,312
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2021	650	697
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2022	500	552
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2024	1,000	1,164
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2025	1,000	1,190
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2026	500	592
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,382
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,604
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,918
Limited Term Tax-Exempt Bond Fund of America — Page 24 of 39

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	$2,315	$2,718
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,089
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,004
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	2,250	2,279
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	1,000	1,021
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	1,625	1,714
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2023	2,250	2,520
G.O. Bonds, First Series 2012, 5.00% 2027 (preref. 2022)	1,555	1,708
G.O. Rev. Ref. Bonds, Second Series 2009, 5.00% 2020	2,000	2,050
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 1.72% 2049 (put 2024)[1]	4,520	4,520
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	330	343
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	3,795	3,921
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	510	530
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	5,415	5,669
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	7,910	8,295
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	7,715	8,244
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	3,485	3,677
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	8,850	9,750
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2025	1,000	1,186
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2026	1,920	2,322
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,900	2,082
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 1.84% 2051 (put 2023)[1]	2,800	2,800
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2021	2,000	2,069
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2026	1,000	1,150
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1994-B, 2.55% 2029 (Put 2020)	1,025	1,032
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1999-A, 2.50% 2030 (put 2020)	3,000	3,015
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	6,900	6,937
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019 (escrowed to maturity)	975	976
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,607
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,084
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.462% 2048 (put 2022)[1]	2,075	2,083
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2022	1,300	1,422
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2023	1,100	1,239
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2025	1,700	2,013
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 2026	2,950	3,566
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2023	1,000	1,105
Limited Term Tax-Exempt Bond Fund of America — Page 25 of 39

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2024	$2,000	$2,260
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2025	2,000	2,304
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,173
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	5,000	5,806
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	3,000	3,558
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2021	2,195	2,284
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	3,240	3,242
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2021	2,000	2,102
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2022	2,250	2,436
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2023	4,250	4,631
Saint Mary Hospital Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-PA, 5.00% 2029	1,000	1,270
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	1,000	1,005
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	2,840	2,943
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2022	5,355	5,708
Transportation Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,475	1,857
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,500	1,824
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,805	1,949
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	1,130	1,220
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.10% 2021[1]	8,775	8,882
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2022	5,000	5,452
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,285
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2028	1,500	1,876
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 2030	1,250	1,581
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	10,700	10,722
		221,811
Puerto Rico 0.09%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,845	3,908
Rhode Island 0.77%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	1,000	1,096
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	2,500	2,823
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	2,000	2,226
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2024	2,350	2,683
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,354
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	635	663
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032	420	433
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	2,510	2,617
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2019	900	902
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2020	1,250	1,296
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,497
Limited Term Tax-Exempt Bond Fund of America — Page 26 of 39

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Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	$3,000	$3,137
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,046
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.00% 2026	4,000	4,146
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2019	400	401
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2025	2,005	2,207
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2026	4,000	4,378
		33,905
South Carolina 1.05%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	1,255	1,351
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	1,625	1,722
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	2,945	3,127
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,785	1,910
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	3,065	3,374
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,725	1,842
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 5.00% 2021	515	554
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026	5,000	5,431
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	6,305	6,830
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	4,250	4,713
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	4,430	4,769
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,109
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2028	2,455	2,950
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2011-B, 4.00% 2019 (escrowed to maturity)	1,000	1,002
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,900	5,236
		45,920
South Dakota 0.52%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	310	316
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	310	324
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	205	216
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	745	791
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	900	945
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	8,775	9,234
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	3,160	3,510
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	5,160	5,633
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	440	453
Housing Dev. Auth., Multi Family Rev. Bonds (Meadowland Apartments), Series 2019, 1.54% 2022 (put 2021)	1,500	1,501
		22,923
Tennessee 0.70%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	530	557
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2011-1-A, AMT, 4.50% 2031	585	605
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	210	217
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	1,030	1,053
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	625	651
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	225	236
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	425	447
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	3,505	3,850
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	570	602
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	1,340	1,401
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	155	163
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	2,830	3,030
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 2042	2,905	3,099
Limited Term Tax-Exempt Bond Fund of America — Page 27 of 39

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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	$2,155	$2,309
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	2,985	3,295
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Clear Springs Apartments Project), Series 2019, 1.80% 2022 (put 2021)	725	729
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2020	1,220	1,227
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2022	3,320	3,570
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,108
City of Lewisburg, Industrial Dev. Board, Multi Family Housing Bonds (Lewisburg Summit Apartments Project), Series 2019, 1.55% 2022 (put 2022)	870	873
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,645
		30,667
Texas 11.64%
Abilene Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	2,000	2,378
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 2028	8,625	10,824
Aldine Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,495	1,511
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,310	1,624
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	890	903
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2033	585	662
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2034	605	683
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,200	1,413
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2025	6,760	8,157
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,960	3,550
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,625	2,009
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2025 (preref. 2023)	4,710	5,346
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2043 (preref. 2023)	1,500	1,703
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,260	1,498
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	4,455	5,423
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,000	2,488
Boerne Public Fac. Corp., Housing Rev. Bonds (LIV at Boerne Senior Apartments), Series 2018, 2.75% 2022 (put 2021)	905	929
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	1,760	1,910
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	6,500	7,722
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2015, 5.00% 2021	1,500	1,600
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,390	1,607
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,875	2,226
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	3,940	4,796
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	2,145	2,669
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	2,995	3,029
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,221
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,007
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-B, 5.00% 2045 (put 2021)	1,900	1,943
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,132
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,162
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,783
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2027	3,000	3,737
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Clear Creek Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	$2,000	$2,377
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	1,490	1,783
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	3,800	4,643
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2028	2,535	3,203
Conroe Independent School Dist., Unlimited Rev. Ref. Bonds, Series 2019, 5.00% 2022	3,595	3,895
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2025	3,735	4,437
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	3,100	3,585
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2021	1,585	1,663
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026	1,000	1,103
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,430	1,484
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2021	2,500	2,595
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	2,000	2,288
City of Dallas, Housing Fin. Corp., Multi Family Rev. Bonds (Palladium Redbird), Series 2019, 1.50% 2023 (put 2022)	2,500	2,501
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	7,320	8,973
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-E, 5.00% 2027	6,955	8,681
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	4,640	4,956
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	3,060	3,266
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-2, 2.25% 2029	9,500	9,563
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,500	1,601
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,500	1,883
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,850	3,331
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	4,440	5,197
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.02% 2022[1]	1,885	1,904
County of Harris, Flood Control Dist., Contract Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	5,435	6,033
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	3,000	3,517
County of Harris, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,258
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	12,505	12,518
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,846
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	2,000	2,145
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	4,400	4,871
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,995	2,241
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2028	1,000	1,252
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,063
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2026	5,010	6,046
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	3,430	4,162
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	4,500	5,545
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	3,315	3,909
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.61% 2034 (put 2021)[1]	4,350	4,353
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2028	500	646
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2029	490	643
Limited Term Tax-Exempt Bond Fund of America — Page 29 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2030	$650	$846
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,010	2,396
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	3,275	3,341
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	2,250	2,443
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	8,680	8,721
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 3.00% 2021	10,580	10,829
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,515	4,187
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2021	1,495	1,570
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,250	1,544
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,990	2,367
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	3,480	3,775
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	6,000	7,446
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2030	3,130	4,014
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2021	800	848
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2022	1,000	1,092
Kileen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	3,350	3,635
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,050	1,253
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,110	1,359
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,220
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	2,250	2,616
Lufkin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 2027	2,095	2,645
Mansfield Independent School Dist., Unlimited Tax Rev.Ref. Bonds, Series 2010, 5.00% 2020	5,890	5,954
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 1.75% 2030 (put 2020)	3,600	3,607
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2027[1]	2,620	2,589
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	4,000	4,278
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,080
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2023	2,000	2,200
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2028	1,500	1,864
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	645	700
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	555
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	708
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,230	1,402
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	1,440	1,636
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	887
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	5,000	6,005
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	3,500	3,590
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,600	1,836
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,145
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	$2,000	$2,409
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,236
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	3,315	4,179
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	2,000	2,560
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2007-A, 5.00% 2021	2,780	2,947
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	530	594
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2027	2,440	3,032
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2028	4,000	5,062
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,825	2,346
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	3,170	3,447
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2023	1,715	1,925
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2021	5,465	5,732
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	3,955	4,094
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2020	1,000	1,011
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	2,000	2,022
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,041
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-A, 2.25% 2033 (put 2019)	16,000	16,011
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	4,000	4,005
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	3,000	3,054
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,675	1,744
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,721
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,870
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	875	1,043
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2026	1,000	1,220
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2027	1,000	1,245
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2027	1,725	2,146
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,500	1,762
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	1,385	1,752
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	6,033
County of Tarrant, Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project), Series 2010-A, 4.50% 2022	500	501
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2012-A, 5.00% 2021	1,500	1,595
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2025 (preref. 2023)	1,585	1,797
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,500	1,805
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,250	1,520
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,157
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	6,000	7,292
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2021	1,000	1,066
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,250	1,373
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,250	1,565
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2020	1,255	1,293
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,030	1,238
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,420	1,744
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,490	1,865
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,620	3,202
Limited Term Tax-Exempt Bond Fund of America — Page 31 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	$2,500	$3,023
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2024	1,665	1,935
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2025	1,255	1,501
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-J, 5.00% 2020	1,500	1,544
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 2029	7,135	9,383
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	5,670	6,054
Water Dev. Board, State Revolving Rev. Fund, Rev. Bonds, Series 2018, 5.00% 2030	2,760	3,445
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	4,085	4,611
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	3,595	4,123
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	6,935	8,795
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2026	2,195	2,721
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2026	1,850	2,267
		511,446
Utah 0.09%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	3,875	4,121
Vermont 0.25%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 2047	2,840	3,045
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	1,600	1,724
Municipal Bond Bank, Rev. Ref. Bonds, Series 2009-1, 5.00% 2023 (preref. 2019)	875	877
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	400	434
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	1,150	1,281
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	850	969
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	875	1,019
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	1,300	1,514
		10,863
Virginia 1.81%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2020	3,860	3,896
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 5.00% 2024 (preref. 2023)	2,650	2,976
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-A, 5.00% 2020	1,320	1,333
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2020	10,215	10,311
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	5,400	6,442
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2030	1,000	1,182
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,252
G.O. Bonds, Series 2016-B, 5.00% 2021	3,080	3,269
G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	4,900	5,201
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	7,035	7,467
Limited Term Tax-Exempt Bond Fund of America — Page 32 of 39

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	$3,000	$3,036
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,500	6,692
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	11,500	11,574
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,760	1,765
		79,396
Washington 3.82%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	4,250	4,253
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	2,250	2,393
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2021	14,140	15,107
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,442
G.O. Bonds, Series 2017-D, 5.00% 2027	7,000	8,729
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,214
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,400
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,283
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	10,000	12,608
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	1,595	1,727
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2025	4,960	5,894
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2026	2,500	3,048
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2022	2,750	2,978
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2026	2,500	3,048
G.O. Rev. Ref. Bonds, Series R-2012-C, 5.00% 2020	4,680	4,799
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	5,000	5,019
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2035 (put 2021)[1]	15,100	15,120
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	2,805	3,022
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026	1,000	1,153
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,069
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	2,000	2,500
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,277
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	80	82
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2022[2]	540	571
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2024[2]	610	673
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2026[2]	1,325	1,523
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	330	339
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	3,325	3,632
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	745	770
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,173
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	2,205	2,226
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.61% 2046 (put 2023)[1]	4,500	4,524
Port of Seattle, Intermediate Lien Rev. Bonds, Series 2017-C, AMT, 5.00% 2026	2,500	3,008
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2025	2,500	2,948
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2027	2,500	3,069
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	5,250	6,191
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	4,750	5,811
Limited Term Tax-Exempt Bond Fund of America — Page 33 of 39

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	$1,000	$1,152
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2022	1,000	1,091
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2023	1,100	1,234
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2026	2,300	2,602
Spokane School Dist., Unlimited Tax G.O. Bonds, Series 2011, 5.00% 2030 (preref. 2021)	1,000	1,080
		167,782
West Virginia 0.46%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	6,250	6,419
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	2,900	2,902
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	1,250	1,299
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	5,200	5,369
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	4,000	4,095
		20,084
Wisconsin 2.89%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	9,250	10,108
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	13,981
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,071
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2054 (put 2023)[1]	5,200	5,203
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.77% 2054 (put 2024)[1]	4,000	4,014
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,105	5,106
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,531
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2019-A, 5.00% 2021	2,435	2,622
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,023
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,197
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,187
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,875
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	6,510	6,556
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	4,090	4,302
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	5,570	5,808
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	5,665	6,067
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	3,240	3,480
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,015	19,893
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2017-A, 1.95% 2047 (put 2020)	5,000	5,004
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,504
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,675
Limited Term Tax-Exempt Bond Fund of America — Page 34 of 39

unaudited
Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	$1,550	$1,806
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	630	766
		126,779
Wyoming 0.19%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	370	380
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	2,255	2,371
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	4,960	5,395
		8,146
Total bonds, notes & other debt instruments (cost: $4,046,180,000)		4,145,892
Short-term securities 5.61%
Freddie Mac, Multi Family Certificates, Series 2017-M-051, 1.35% 2035[1]	5,990	5,990
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.31% 2048[1]	3,000	3,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.55% 2023 (put 2020)[2,4]	6,705	6,705
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 19-A, 1.30% 2047[1]	2,000	2,000
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 1.55% 2026 (put 2019)[4]	9,500	9,500
State of Florida, Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds, Series 2008-C, 1.31% 2035[1]	3,100	3,100
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	6,000	6,071
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.30% 2040[1]	16,500	16,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.30% 2051[1]	5,120	5,120
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.30% 2035[1]	11,500	11,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.30% 2043[1]	9,000	9,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.22% 2041 (put 2019)[4]	1,500	1,500
State of Massachusetts, City of Boston, Water and Sewer System IAM Commercial Paper, Series 2019-A, 1.29% 12/3/2019	1,640	1,640
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.22% 2034 (put 2019)[4]	10,425	10,422
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	2,000	2,012
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.30% 2042[1]	9,630	9,630
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.30% 2030[1]	6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.30% 2030[1]	4,250	4,250
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.30% 2030[1]	3,050	3,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.30% 2035[1]	12,750	12,750
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.30% 2035[1]	8,450	8,450
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022[1]	13,000	14,262
Limited Term Tax-Exempt Bond Fund of America — Page 35 of 39

unaudited
Short-term securities (continued)	Principal amount (000)	Value (000)
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.50% 2044 (put 2020)[4]	$10,950	$10,952
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.53% 2045 (put 2019)[4]	20,635	20,635
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.33% 2034[1]	1,230	1,230
State of Texas, Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2023	7,000	7,787
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.30% 2024[1]	2,000	2,000
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.30% 2024[1]	4,400	4,400
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	4,500	4,608
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.30% 2040[1]	6,200	6,200
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	10,000	10,230
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2019-A, 1.34% 11/8/2019	5,500	5,500
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.30% 2044[1]	15,000	15,000
Total short-term securities (cost: $246,205,000)		246,494
Total investment securities 100.00% (cost: $4,292,385,000)		4,392,386
Other assets less liabilities 0.00%		56
Net assets 100.00%		$4,392,442
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 10/31/2019[6] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	1,127	January 2020	$225,400	$242,983	$(117)
5 Year U.S. Treasury Note Futures	Long	900	January 2020	90,000	107,283	170
						$53
[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,302,000, which represented .51% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
Limited Term Tax-Exempt Bond Fund of America — Page 36 of 39

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $636,908,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
Limited Term Tax-Exempt Bond Fund of America — Page 37 of 39

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$511,446	$—	$511,446
Illinois	—	475,860	—	475,860
New York	—	296,078	—	296,078
Florida	—	234,265	—	234,265
Pennsylvania	—	221,811	—	221,811
California	—	202,408	—	202,408
Washington	—	167,782	—	167,782
Michigan	—	152,889	—	152,889
Colorado	—	148,834	—	148,834
Ohio	—	136,676	—	136,676
Other	—	1,597,843	—	1,597,843
Short-term securities	—	246,494	—	246,494
Total	$—	$4,392,386	$—	$4,392,386
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$170	$—	$—	$170
Liabilities:
Unrealized depreciation on futures contracts	(117)	—	—	(117)
Total	$53	$—	$—	$53
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Limited Term Tax-Exempt Bond Fund of America — Page 38 of 39

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-043-1219O-S73107	Limited Term Tax-Exempt Bond Fund of America — Page 39 of 39